ACQUISITION OF S AND S BEVERAGE, INC (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
SCHEDULE OF ASSET ACQUIRED LIABILITIES AND PURCHASE PRICE

The following table summarizes the assets acquired, liabilities assumed and purchase price allocation:

Fair Value

Consideration paid:
Acquired obligations	$340,000
Note payable – acquisition	1,050,000
Common stock (9,000,000 shares of common stock at $0.27 per share)	243,000
Total consideration paid	$1,633,000

Purchase price allocation
Acquired assets	296,000
Goodwill	1,337,000
Total purchase price	$1,633,000

SCHEDULE OF PROFORMA STATEMENT OF OPERATIONS

The following unaudited pro forma statements of operations present the Company’s pro forma results of operations after giving effect to the purchase of S and S based on the historical financial statements of the Company and S and S. The unaudited pro forma statements of operations for the year ended December 31, 2021 and 2020 give effect to the transaction as if it had occurred on January 1, 2020.

	Years ended December 31,
	2021	2020
	(Proforma, unaudited)	(Proforma, unaudited)
Revenues	$2,518,750	$1,253,199
Loss from operations	$(4,388,618)	$(2,962,038)
Net loss	$(7,022,966)	$(3,727,484)

Pursuant to the provisions of ASC 805, the following results of operations of S and S subsequent to the acquisition are as follows:

January 22 to December 31, 2021
Revenues	$620,000
Direct cost of revenues	316,000
Selling, general and administrative expense	431,200
Net loss	$(127,200)